Intangible Assets, Net - Summary of intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, Net
Total gross value	¥ 83,932	¥ 61,965
Less: amortization	(42,880)	(28,649)
impairment	(11,926)	(10,821)
Net book value	29,126	22,495
Computer software
Intangible assets, Net
Total gross value	24,307	20,243
Licensed copyrights of reading content
Intangible assets, Net
Total gross value	43,788	28,657
Audio content
Intangible assets, Net
Total gross value	15,646	12,907
Trademark and domain name
Intangible assets, Net
Total gross value	¥ 191	¥ 158